F3 Financial assets, non-current	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
F3 Financial assets, non-current

Financial assets, non-current

Financial assets, non-current
	2021			2020
	Other investments in shares and participations	Interest- bearing securities, non-current	Other financial assets, non-current	Other investments in shares and participations	Interest- bearing securities, non-current	Other financial assets, non-current

Opening balance	1,519	21,613	4,842	1,432	20,354	5,614
Additions	184	30,305	1,054	123	11,091	893
Disposals/repayments/deductions	(229)	(13,547)	(959)	(43)	(5,021)	(913)
Change in value in funded pension plans 1)	—	—	1,064	—	—	51
Revaluation	784	(75)	99	12	(72)	(53)
Reclassification	(1)	(7,670)	(1)	—	(4,739)	(271)
Translation differences	1	—	118	(5)	—	(479)
Closing balance	2,258	30,626	6,217	1,519	21,613	4,842

1)	This amount includes asset ceiling. For further information, see note G1 “Post-employment benefits.”